Exhibit 99.05 Schedule 4

Loan Level Tape Compare Upload
Loans in Report	8

Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
6000084201	XXXXXX	Income (Calculated)	11742.26	11155.59
4000047436	XXXXXX	Loan Doc Type	No Doc	DSCR
4000060506	XXXXXX	DTI (Back)	33.6950	37.4056
4000060506	XXXXXX	Property Zip	XXXXXX	XXXXXX
6000080647	XXXXXX	Income (Calculated)	11987.0000	11986.68
6000082958	XXXXXX	Income (Calculated)	93614.79	91460.75
6000082971	XXXXXX	Income (Calculated)	20242	20227.69
6000082990	XXXXXX	Property Type	Pud	Attached PUD
6000083026	XXXXXX	Property Type	Pud	Attached PUD

The findings in this report are preliminary and subject to revision by Clayton. This report is confidential and for Client’s internal use only. This report is not for purposes of 17g5 filings and is not redacted. For Securitization reporting please submit a request to CL_SecondaryMarketAcquisitions@clayton.com